Loans_The Changes In Deferred Loan Origination Fees And Costs(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	₩ 718,625,000,000	₩ 676,276,000,000
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	408,834,000,000	412,511,000,000
Decrease	(401,572,000,000)	(388,660,000,000)
Business Combination	12,532,000,000	18,500,000,000
Others	(18,603,000,000)	(2,000,000)
Ending	719,816,000,000	718,625,000,000
Deferred Loan Origination Costs Member [Member]
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	762,919,000,000	737,461,000,000
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	436,094,000,000	449,086,000,000
Decrease	(433,988,000,000)	(442,491,000,000)
Business Combination	12,532,000,000	18,863,000,000
Others	(18,612,000,000)	0
Ending	758,945,000,000	762,919,000,000
Loans in Korean won
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	663,041,000,000	659,553,000,000
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	334,438,000,000	368,551,000,000
Decrease	(358,721,000,000)	(383,926,000,000)
Business Combination	12,532,000,000	18,863,000,000
Others	(18,610,000,000)	0
Ending	632,680,000,000	663,041,000,000
Other origination costs
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	99,878,000,000	77,908,000,000
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	101,656,000,000	80,535,000,000
Decrease	(75,267,000,000)	(58,565,000,000)
Business Combination	0	0
Others	(2,000,000)	0
Ending	126,265,000,000	99,878,000,000
Sub-total
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	44,294,000,000	61,185,000,000
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	27,260,000,000	36,575,000,000
Decrease	(32,416,000,000)	(53,831,000,000)
Business Combination	0	363,000,000
Others	(9,000,000)	2,000,000
Ending	39,129,000,000	44,294,000,000
Loans in Korean won
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	19,845,000,000	43,720,000,000
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	7,904,000,000	13,204,000,000
Decrease	(16,188,000,000)	(37,442,000,000)
Business Combination	0	363,000,000
Others	0	0
Ending	11,561,000,000	19,845,000,000
Other origination fees
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning	24,449,000,000	17,465,000,000
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase	19,356,000,000	23,371,000,000
Decrease	(16,228,000,000)	(16,389,000,000)
Business Combination	0	0
Others	(9,000,000)	2,000,000
Ending	₩ 27,568,000,000	₩ 24,449,000,000